Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	SUPERNUS PHARMACEUTICALS INC
Entity Central Index Key	0001356576
Document Type	S-1
Pre-Effective Amendment Number	2
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3